SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is September 28, 2016.

MFS® Blended Research® Mid Cap Equity Fund

Effective immediately, the paragraph titled "Statement of Additional Information (SAI)" located on the back cover page of the prospectus, is restated in its entirety as follows:
Statement of Additional Information (SAI). The SAI, dated September 28, 2016, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

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